Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 14,207	$ 7,350
Deferred transaction costs	1,673	0
Prepaid expenses and other current assets	441	198
Total current assets	16,321	7,548
Total current assets	16,321	7,548
Current liabilities:
Accounts payable	3,130	936
Accrued expenses and other current liabilities	4,505	1,424
Total current liabilities	7,635	2,360
Royalty agreement liability	10,819	8,054
Derivative liabilities – royalty agreement	1,418	1,014
Convertible notes payable	13,250	0
Total liabilities	33,122	11,428
Commitments and Contingencies
Convertible preferred stock, $0.00001 par value; 20,655,895 shares authorized; 15,360,787 shares issued and outstanding at September 30, 2024 and December 31, 2023; aggregate liquidation value of $66,063 at September 30, 2024	70,603	70,603
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	2,380	1,818
Accumulated deficit	(89,784)	(76,301)
Total stockholders’ equity	(87,404)	(74,483)
Total liabilities and stockholders’ equity	$ 16,321	$ 7,548